Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Capitalized borrowing costs	R$ 36,522	R$ 19,877
Weighted average interest rate used to capitalize borrowing costs	7.40%	7.29%
Impairment of assets and goodwill recognized	R$ 0
Description Of Agreement Of Intangible Assets	the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years
Cosan Logistica S.A. [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Provision for Impairment	R$ 143,987
Provision for Impairment related to fixed assets	143,018
Provision for Impairment related to right-of-use assets	R$ 966
Cosan S.A. [member] | Moove [member] | Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Assumption period for cash-generating unit	10 years
Weighted average cost of capital before taxes, percentage	8.75%	9.00%
Recoverable value	R$ 7,377,386
Book value of property, plant and equipment and intangible assets and right-of-use assets	R$ 1,647,756
Discount rate applied to future cash flows	8.75%
Cosan S.A. [member] | Moove [member] | Cash-generating units [member] | Brazil [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate basis which is calculated using inflation index per region	IPCA 3.3%
Adjustment to growth rate basis	3.30%
Cosan S.A. [member] | Moove [member] | Cash-generating units [member] | United Kingdom [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate basis which is calculated using inflation index per region	London interbank offered rate, or “Libor,” 2.3%
Adjustment to growth rate basis	2.30%